Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ (9,849,964)	$ 66,196
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	366,979	384,677
Stock-based compensation	571,382
Warrants issued in Private Placement	664,064
Non-cash interest expense	2,589,025	414,269
Changes in operating assets and liabilities:
Restricted cash	70,026	114,260
Trade accounts receivable	465,385	(337,483)
Prepaid expenses	(58,239)	1,049
Other assets	(911,289)	691,681
Trade accounts payable	1,115,987	(549,405)
Accrued and other liabilities	(136,997)	(3,846,904)
Income taxes	47,940	(14,822)
Net cash used in operations	(5,065,701)	(3,076,482)
Cash flows from investing activities:
Purchase of property and equipment	(267,406)	(49,471)
Net cash used in investing activities	(267,406)	(49,471)
Cash flows from financing activities:
Issuance of Common Stock, net of issuance costs	11,963,188
Issuance of Preferred Stock-series C, net of issuance costs	7,342,077
Proceeds from convertible stockholder loan	1,210,100	327,210
Repayment of debt	(181,515)
Net cash provided by financing activities	20,333,850	327,210
Effect of exchange rate change on cash and cash equivalents	(215,914)	161,047
Net increase in cash and cash equivalents	14,784,829	(2,637,696)
Cash and cash equivalents at beginning of year	3,689,382	6,327,078
Cash and cash equivalents at end of year	18,474,211	3,689,382
Supplemental cash flow disclosures:
Cash paid for interest	71,757	79,668
Cash received (paid from) for income taxes	51,651	17,413
Noncash investing and Financing Activities:
Conversion from debt to equity	$ 4,380,906